Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Tax credits	$ 4,915	$ 2,775
Lease Liability	6,350	3,930
Accruals and reserves	738	526
Stock-based compensation	28	17
Other	600	2
Deferred tax liabilities:
Operating lease right-of-use assets	(5,789)	(3,590)
Fixed asset basis	(236)	(178)
Total deferred tax liabilities	(6,025)	(3,768)
Net deferred taxes	0	0
Deferred Taxes [Member]
Deferred tax assets:
Net operating losses	23,104	15,543
Total deferred tax assets	35,735	22,793
Deferred tax liabilities:
Valuation allowance	$ (29,710)	$ (19,025)